Real Estate Acquisitions and Dispositions Real Estate Acquisitions and Dispositions - Additional Information (Details)	Dec. 31, 2017 Apartments	Sep. 30, 2017 a Apartments	Jun. 30, 2017 ft² a	Mar. 31, 2017 Apartments
Paddock Club Lakeland [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property		464
Area of Land | a		9
Charlotte at MIdtown [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property				279
Colonial Grand at Lakewood Ranch [Member]
Significant Acquisitions and Disposals [Line Items]
Square footage of real estate property (square foot) | ft²			12
Post Alexander [Member]
Significant Acquisitions and Disposals [Line Items]
Area of Land | a			1
Paddock Club Montgomery [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property		208
Northwood [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property		270
Town Park Lot [Member]
Significant Acquisitions and Disposals [Line Items]
Area of Land | a		1
Acklen West End [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property	320
Terraces At Fieldstone [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property	316
Terraces At Townelake [Member]
Significant Acquisitions and Disposals [Line Items]
Number of units in real estate property	502